FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS
Financial assets	R$ 3,882,966	R$ 4,357,884
Financial liabilities	15,622,107	19,838,551
Liabilities, Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	11,109,786	14,612,934
Financial liabilities, at fair value	12,630,940	17,014,948
Liabilities, Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	2,929,907	2,902,417
Financial liabilities, at fair value	2,911,424	2,775,619
Liabilities, Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,648	22,855
Financial liabilities, at fair value	24,648	22,855
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities		971
Financial liabilities, at fair value		971
Liabilities, Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,090,396	797,082
Financial liabilities, at fair value	1,090,396	797,082
Liabilities, Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	421,873	514,886
Financial liabilities, at fair value	421,873	514,886
Obligations with FIDC (current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities	45,497	944,513
Financial liabilities, at fair value	45,497	944,513
Obligations with FIDC (non-current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities		42,893
Financial liabilities, at fair value		42,893
Assets, Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,626,212	3,041,143
Financial assets, at fair value	2,626,212	3,041,143
Assets, Related parties
FINANCIAL INSTRUMENTS
Financial assets	2,678	134,354
Financial assets, at fair value	2,678	134,354
Assets, Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	3,246
Financial assets, at fair value	3,246
Assets, Other current assets
FINANCIAL INSTRUMENTS
Financial assets	679,193	591,523
Financial assets, at fair value	679,193	591,523
Assets, Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	571,637	590,864
Financial assets, at fair value	R$ 571,637	R$ 590,864